Janus Henderson Low Duration Multi-Sector Income Fund Expense Example, No Redemption - Class A C S I N R T Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 543
Expense Example, No Redemption, 3 Years	844
Expense Example, No Redemption, 5 Years	1,166
Expense Example, No Redemption, 10 Years	2,076
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	662
Expense Example, No Redemption, 5 Years	1,203
Expense Example, No Redemption, 10 Years	2,442
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	1,060
Expense Example, No Redemption, 10 Years	2,431
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	274
Expense Example, No Redemption, 5 Years	521
Expense Example, No Redemption, 10 Years	1,228
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	40
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	769
Expense Example, No Redemption, 10 Years	1,828
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	673
Expense Example, No Redemption, 5 Years	1,258
Expense Example, No Redemption, 10 Years	2,844
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	65
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	$ 1,583